Risk management (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of maturity of financial liabilities

December 31, 2022	Carrying amounts	Total	2 months or less	2-12 months	12-24 months	More than 2 years
Financial liabilities	£	£	£	£	£	£
Trade payables	882,364	882,364	882,364	-	-	-
Convertible loan	655,923	655,923	655,923	-	-	-
Other payables	1,276,694	1,276,694	705,976	570,718	-	-
	2,814,981	2,814,981	2,244,263	570,718	-	-

December 31, 2021	Carrying amounts	Total	2 months or less	2-12 months	12-24 months	More than 2 years
Financial liabilities	£	£	£	£	£	£
Trade payables	1,422,393	1,422,393	1,422,393	-	-	-
Convertible loan	13,731,864	20,359,893	10,088,496	10,271,397
Other payables	2,681,223	2,681,223	831,029	1,850,194	-	-
	17,835,480	24,463,509	12,341,918	12,121,591	-	-

Schedule of lease liabilities

	January 1, 2022	Cash flows	New leases	Other	December 31, 2022
	£	£	£	£	£
Current lease liabilities	765,758	(762,150)	-	324,425	328,033
Convertible loan notes	13,731,864	(2,632,324)	-	(10,443,617)	655,923
Non-current lease liabilities	2,136,875	-	-	(324,425)	1,812,450

	16,634,497	(3,394,474)	-	(10,443,617)	2,796,406

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

24. Risk management (continued)

	January 1, 2021	Cash flows	New leases	Other	December 31, 2021
	£	£	£	£	£
Current lease liabilities	442,702	(122,469)	-	445,525	765,758
Convertible loan notes	-	6,383,659	-	7,348,205	13,731,864
Non-current lease liabilities	2,582,400		-	(445,525)	2,136,875

	3,025,102	6,261,190	-	7,348,205	16,634,497